Debt and Warrant Liabilities - Mars capital loans (Details) - Mars capital loans - USD ($)							9 Months Ended
	May 31, 2024	May 29, 2024	May 28, 2024	Apr. 05, 2024	Apr. 03, 2024	Apr. 02, 2024	Sep. 30, 2024
Debt and Warrant Liabilities
Embedded derivatives liabilities							$ 264,745
Amount of principal on note							1,175,000
Interest expense							0
British Virgin Islands business company (Sponsor)
Debt and Warrant Liabilities
Stock issued, value		$ 1,250,000	$ 1,000,000			$ 1,000,000
Stock issued, shares						10,000
Common unit, par value						$ 0.0001
Total purchase outstanding unit, percentage						0.10%
Amount drawn from transferred by sponsor	$ 250,000				$ 500,000
Remaining amount of drawn from transferred by sponsor							$ 75,000
Payment of share transaction expenses	$ 175,000			$ 500,000